Borrowings - Summary of Repayment Schedule for Borrowings (Detail) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	€ 552,648	€ 628,938	€ 664,751
Year 1 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	250,674	157,292	106,029
Year 2 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	207,403	281,048	107,500
Year 3 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings	€ 87,896	134,552	281,250
Year 4 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		43,977	130,874
Year 5 and beyond [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		12,069	39,098
Committed Loans [Member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		578,213	613,415
Committed Loans [Member] | Year 1 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		107,279	56,029
Committed Loans [Member] | Year 2 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		281,028	107,500
Committed Loans [Member] | Year 3 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		133,872	281,250
Committed Loans [Member] | Year 4 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		43,965	130,000
Committed Loans [Member] | Year 5 and beyond [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		12,069	38,636
Other Financial Liabilities [Member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		50,725	51,336
Other Financial Liabilities [Member] | Year 1 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		50,013	50,000
Other Financial Liabilities [Member] | Year 2 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		20
Other Financial Liabilities [Member] | Year 3 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		680
Other Financial Liabilities [Member] | Year 4 [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings		€ 12	874
Other Financial Liabilities [Member] | Year 5 and beyond [member]
Disclosure In Tabular Form Of Repayment Schedule For Borrowings [Line Items]
Borrowings			€ 462